Schedule of Investments (unaudited)	iShares® Future Cloud 5G and Tech ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 2.5%
DuPont de Nemours Inc.	1,845	$128,633

Communications Equipment — 16.6%
Arista Networks Inc.(a)	1,014	162,402
Ciena Corp.(a)	2,973	136,877
F5 Inc.(a)	876	117,699
Juniper Networks Inc.	4,020	121,203
Lumentum Holdings Inc.(a)(b)	2,118	102,194
Nokia OYJ	26,621	112,638
Telefonaktiebolaget LM Ericsson, Class B	20,276	111,633
		864,646
Consumer Finance — 3.1%
SoFi Technologies Inc.(a)	26,328	164,023

Financial Services — 1.0%
Marqeta Inc., Class A(a)	12,573	50,921

Diversified Telecommunication Services — 1.2%
JTOWER Inc.(a)	200	8,625
NetLink NBN Trust	63,000	41,357
Tower Bersama Infrastructure Tbk PT	82,200	11,561
		61,543
Electronic Equipment, Instruments & Components — 6.5%
Murata Manufacturing Co. Ltd.	2,400	136,167
Quectel Wireless Solutions Co. Ltd., Class A	220	2,486
Taiyo Yuden Co. Ltd.	2,700	82,670
Yageo Corp.	7,142	115,779
		337,102
Specialized REITs — 6.8%
American Tower Corp.	609	124,474
Crown Castle Inc.	927	114,104
SBA Communications Corp.	447	116,618
		355,196
IT Services — 13.7%
Akamai Technologies Inc.(a)	1,455	119,266
Cloudflare Inc., Class A(a)	2,907	136,775
Computacenter PLC.	2,249	65,201
GDS Holdings Ltd., Class A(a)	21,300	41,241
Kyndryl Holdings Inc.(a)	6,511	94,149
NEXTDC Ltd.(a)	14,311	109,816
Twilio Inc., Class A(a)	2,859	150,412
		716,860
Media — 0.9%
DISH Network Corp., Class A(a)	6,071	45,593

Semiconductors & Semiconductor Equipment — 32.2%
Analog Devices Inc.	775	139,407
Broadcom Inc.	246	154,119

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Diodes Inc.(a)	1,404	$111,899
Infineon Technologies AG	3,971	144,611
Intel Corp.	4,538	140,950
MACOM Technology Solutions Holdings Inc., Class H(a)(b)	1,507	87,918
MediaTek Inc.	6,000	130,463
NXP Semiconductors NV	778	127,390
Qorvo Inc.(a)(b)	1,336	123,019
Qualcomm Inc.	1,090	127,312
SiTime Corp.(a)(b)	359	38,941
Skyworks Solutions Inc.	1,396	147,836
Taiwan Semiconductor Manufacturing Co. Ltd.	8,000	131,005
Wolfspeed Inc.(a)	1,582	73,642
		1,678,512
Software — 10.8%
Confluent Inc., Class A(a)(b)	4,488	98,736
Datadog Inc., Class A(a)	1,883	126,877
New Relic Inc.(a)	1,639	117,139
Nutanix Inc., Class A(a)	4,266	102,299
Teradata Corp.(a)	3,071	118,878
		563,929
Technology Hardware, Storage & Peripherals — 4.5%
Inspur Electronic Information Industry Co. Ltd., Class A	3,200	19,044
Pure Storage Inc., Class A(a)	4,482	102,324
Wiwynn Corp.	3,000	114,170
		235,538
Total Long-Term Investments — 99.8%
(Cost: $6,396,485)		5,202,496

Short-Term Securities

Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(c)(d)(e)	444,768	444,902

Total Short-Term Securities — 8.6%
(Cost: $444,916)		444,902

Total Investments — 108.4%
(Cost: $6,841,401)		5,647,398

Liabilities in Excess of Other Assets — (8.4)%		(435,648)

Net Assets — 100.0%		$5,211,750

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Future Cloud 5G and Tech ETF
April 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$133,722	$311,130	(a)	$—	$64	$(14)	$444,902	444,768	$337	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	47		—
					$64	$(14)	$444,902		$384		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,824,029	$1,378,467	$—	$5,202,496
Short-Term Securities
Money Market Funds	444,902	—	—	444,902
	$4,268,931	$1,378,467	$—	$5,647,398

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